EQUITY - Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 23, 2012
Equity Incentive Plan
Number of shares of common stock that may granted under the plan					690,000
Percentage of issued and outstanding shares of common stock eligible to be granted under the plan				7.50%
Restricted stock activity
Balance at the beginning of the period (in shares)	110,914
Granted (in shares)	25,555
Vested (in shares)	(49,455)
Forfeited (in shares)	(2,820)
Balance at the end of the period (in shares)	84,194	110,914
Future Anticipated Vesting Schedule
2016 (in shares)	51,178
2017 (in shares)	834
Total (in shares)	52,012
Activity in the Company's vested and nonvested shares of restricted stock
Compensation expense included in compensation and benefits	$ 835	$ 939	$ 524
Total fair value of shares vested	586	534	458
Weighted average grant date fair value	299	1,329	687
Total compensation cost related to non-vested awards that have not yet been recognized	$ 494,000	$ 1,100
Weighted-average period over which non-vested awards are expected to be recognized	1 year 7 months 2 days	2 years 7 months 6 days
Non-controlling interest
Amount allocated to non-controlling interest	$ 47,017	$ 77,932
ACRC KA Investor LLC
Non-controlling interest
Total equity of VIE	96,000	170,700
VIE equity owned by the company	49,000	92,800
Amount allocated to non-controlling interest	$ 47,000	$ 77,900
Restricted stock
Equity Incentive Plan
Shares Granted	245,939
Restricted stock | Maximum
Equity Incentive Plan
Award vesting period	4 years
Restricted stock | Minimum
Equity Incentive Plan
Award vesting period	1 year
Restricted stock | Directors
Restricted stock activity
Balance at the beginning of the period (in shares)	21,324
Granted (in shares)	25,555
Vested (in shares)	(27,114)
Forfeited (in shares)	(2,820)
Balance at the end of the period (in shares)	16,945	21,324
Future Anticipated Vesting Schedule
2016 (in shares)	16,111
2017 (in shares)	834
Total (in shares)	16,945
Activity in the Company's vested and nonvested shares of restricted stock
Compensation expense included in compensation and benefits	$ 330	$ 445	408
Total fair value of shares vested	313	399	366
Weighted average grant date fair value	$ 299	$ 385	289
Restricted stock | Officer
Restricted stock activity
Balance at the beginning of the period (in shares)	10,936
Vested (in shares)	(6,250)
Balance at the end of the period (in shares)	4,686	10,936
Future Anticipated Vesting Schedule
2016 (in shares)	4,686
Total (in shares)	4,686
Activity in the Company's vested and nonvested shares of restricted stock
Compensation expense included in compensation and benefits	$ 106	$ 106	106
Total fair value of shares vested	$ 72	$ 79	92
Restricted stock | Employees
Restricted stock activity
Balance at the beginning of the period (in shares)	78,654
Vested (in shares)	(16,091)
Balance at the end of the period (in shares)	62,563	78,654
Future Anticipated Vesting Schedule
2016 (in shares)	30,381
Total (in shares)	30,381
Activity in the Company's vested and nonvested shares of restricted stock
Compensation expense included in compensation and benefits	$ 399	$ 388	10
Total fair value of shares vested	$ 201	56
Weighted average grant date fair value		$ 944	$ 398
Restricted stock | May 1, 2012
Equity Incentive Plan
Shares Granted	35,135
Restricted stock | June 18, 2012
Equity Incentive Plan
Shares Granted	7,027
Restricted stock | July 9, 2012
Equity Incentive Plan
Shares Granted	25,000
Restricted stock | June 26, 2013
Equity Incentive Plan
Shares Granted	22,526
Restricted stock | November 25, 2013
Equity Incentive Plan
Shares Granted	30,381
Restricted stock | January 31, 2014
Equity Incentive Plan
Shares Granted	48,273
Restricted stock | February 26, 2014
Equity Incentive Plan
Shares Granted	12,030
Restricted stock | February 27, 2014
Equity Incentive Plan
Shares Granted	22,354
Restricted stock | June 24, 2014
Equity Incentive Plan
Shares Granted	17,658
Restricted stock | June 24, 2015
Equity Incentive Plan
Shares Granted	25,555